Business Combination - Additional Information (Details) - USD ($)		3 Months Ended	12 Months Ended
	Dec. 13, 2021	Mar. 31, 2023	Dec. 31, 2022	May 26, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Deferred tax asset			$ 1,838,000
Liability recorded related to tax receivable agreement		$ 6,250,000	$ 0
Biote Units
Business Acquisition [Line Items]
Business combination consideration transferred	$ 0
Business combination, consideration in cash	137,300,000
Received aggregate proceeds amount	$ 125,000,000
Other Business Combination
Business Acquisition [Line Items]
Business acquisition, description of acquired entity		The TRA provides that, in the event that (i) the Company exercises its early termination rights under the TRA, (ii) certain changes of control occur (as described in the TRA), (iii) the Company, in certain circumstances, fails to make a payment required to be made pursuant to the TRA by the applicable final payment date, which non-payment continues for 30 days following such final payment date or (iv) the Company materially breaches any of its material obligations under the TRA, which breach continues without cure for 30 days following receipt by the Company of written notice thereof (unless, in the case of clauses (iii) and (iv), certain liquidity exceptions apply) the Company’s obligations under the TRA will accelerate and the Company will be required to make a lump-sum cash payment to the applicable parties to the TRA equal to the present value of all forecasted future payments that would have otherwise been made under the TRA, which lump-sum payment would be based on certain assumptions, including those relating to our future taxable income.	The TRA provides that, in the event that (i) the Company exercises its early termination rights under the TRA, (ii) certain changes of control occur (as described in the TRA), (iii) the Company, in certain circumstances, fails to make a payment required to be made pursuant to the TRA by the applicable final payment date, whichnon-payment continues for 30 days following such final payment date or (iv) the Company materially breaches any of its material obligations under the TRA, which breach continues without cure for 30 days following receipt by the Company of written notice thereof (unless, in the case of clauses (iii) and (iv), certain liquidity exceptions apply) the Company’s obligations under the TRA will accelerate and the Company will be required to make a lump-sum cash payment to the applicable parties to the TRA equal to the present value of all forecasted future payments that would have otherwise been made under the TRA, which lump-sum payment would be based on certain assumptions, including those relating to our future taxable income.
Haymaker III | Other Business Combination
Business Acquisition [Line Items]
Income tax percentage of federal state and local income tax savings		85.00%	85.00%
Deferred tax asset		$ 1,448,000	$ 0
Liability recorded related to tax receivable agreement		$ 6,250,000	$ 0		$ 0
Debt Commitment Letter | Haymaker III | Senior Secured Revolving Credit Facility
Business Acquisition [Line Items]
Line of credit facility, maximum borrowing capacity				$ 50,000
Debt Commitment Letter | Haymaker III | Senior Secured Term Loan A Facility
Business Acquisition [Line Items]
Debt face amount				$ 125,000
Class A Common Stock | Haymaker
Business Acquisition [Line Items]
Business acquisition, share price	$ 0.0001
Business combination number of share issued	30,525,729
Class A Common Stock | Biote Units
Business Acquisition [Line Items]
Business combination consideration transferred	$ 9,161,771
Business combination, consideration in cash	$ 305,500,000
Class A Common Stock | Haymaker III | Other Business Combination
Business Acquisition [Line Items]
Common Stock Transfers Threshold Trading Days	30 days
Class B Common Stock | Haymaker
Business Acquisition [Line Items]
Business acquisition, share price	$ 0.0001
Class V Voting Stock | Haymaker
Business Acquisition [Line Items]
Business acquisition, share price	$ 0.0001
Business combination number of share issued	58,565,824
Member Earn Out Units | Haymaker III | Business Combination
Business Acquisition [Line Items]
Business combination number of share issued	10,000,000
Earnout Voting Shares | Haymaker III | Business Combination
Business Acquisition [Line Items]
Business combination, consideration through equity value	$ 10,000,000
Sponsor Earn Out Shares | Haymaker III | Business Combination
Business Acquisition [Line Items]
Business combination number of share issued	1,587,500